Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other long-term debt	$ 213,000	$ 347,000
Borrowings	54,951,000	53,229,000
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Line of credit	31,023,000	37,615,000
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 31,236,000	$ 37,962,000